Note 1 - The Company and Basis of Presentation (Details Textual) - USD ($)				12 Months Ended
	Jun. 17, 2016	Nov. 24, 2015	May 14, 2015	Dec. 31, 2016	Dec. 31, 2015	May 29, 2016	Dec. 31, 2014
Proceeds from Issuance of Common Stock				$ 13,886,000	$ 16,433,000
Common Stock, Par or Stated Value Per Share						$ 0.0001
Proceeds from Issuance Of Private Placement Gross		$ 6,000,000	$ 12,000,000
Proceeds from Issuance of Private Placement Net		$ 5,393,000	$ 11,040,000
Cash and Cash Equivalents, at Carrying Value				8,086,000	7,360,000		$ 895,000
Working Capital				6,791,000
Retained Earnings (Accumulated Deficit)				$ (68,622,000)	$ (48,511,000)
June 2016 Offering [Member]
Stock Issued During Period, Shares, New Issues	3,105,000
Share Price	$ 5
Proceeds from Issuance of Common Stock	$ 15,525,000
Proceeds From Issuance of Common Stock, Net	$ 13,886,000
Private Placement [Member]
Stock Issued During Period, Shares, New Issues		1,071,679	4,054,062
Share Price		$ 5.60	$ 2.96